INVESTMENTS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	$ 45,166	$ 5,049
Fair value changes through profit and loss	(5,411)	2,417
Investments, ending	2,255	45,166
Equity instruments
DisclosureOfInvestmentsLineItems [Line Items]
Purchases, equity	0	200
Debt instruments
DisclosureOfInvestmentsLineItems [Line Items]
Purchases, debt	0	40,000
Sales, debt	$ (37,500)	$ (2,500)